FINANCIAL INSTRUMENTS - FAIR VALUES - Summary of Fair Values of Financial Assets And Financial Liabilities As Follows (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets	$ 986,834,000	$ 163,860,000
Financial liabilities	536,364,000	155,015,000
Financial assets measured at fair value through profit or loss (FVTPL)	0	0
Level 3
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities measured at amortized cost (AC)	414,153,000	155,015,000
Financial liabilities measured at fair value through profit or loss (FVTPL)	122,211,000	0
Level 3 | At fair value
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities measured at fair value through profit or loss (FVTPL)	122,212,000
Level 1 and 3
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets measured at amortized cost (AC)	986,834,000	163,860,000
Trade and other payables
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities	66,970,000	41,924,000
Lease liabilities
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities	186,980,000	113,091,000
Convertible notes | Level 3
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities	160,203,000
Convertible notes | Level 3 | At fair value
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities, at fair value	174,616,000
Embedded derivative | Level 3
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities	118,600,000
Embedded derivative | Level 3 | At fair value
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities, at fair value	118,601,000
Warrants | Level 3
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities	3,611,000
Warrants | Level 3 | At fair value
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities, at fair value	3,611,000
Trade and other receivables
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets	64,615,000	44,735,000
RSP loans | Level 3
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets	21,613,000	36,811,000
RSP loans | Level 3 | At fair value
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	22,930,000	37,096,000
Cash and cash equivalents | Level 1
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets	$ 900,606,000	$ 82,314,000